Parent company only condensed financial information (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet

Condensed Balance Sheets

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Cash and cash equivalents	1,114	618
Amounts due from subsidiaries	49,096	15,170
Prepayments and other assets	527	245
Interest in subsidiaries and VIEs	1,180,705	1,365,004
Total assets	1,231,442	1,381,037
Current unsecured senior notes	16,252	—
Amounts due to subsidiaries	110,867	184,879
Accrued and other liabilities	2,862	5,131
Non-current bank borrowings	28,828	22,937
Non-current unsecured senior notes	86,089	122,398
Non-current convertible unsecured senior notes	—	35,834
Total liabilities	244,898	371,179
Ordinary shares	1	1
Additional paid-in capital	397,999	381,379
Treasury shares, at cost	(27,684)	(36,329)
Statutory reserves	14,733	15,936
Accumulated other comprehensive income	3,598	3,393
Retained earnings	597,897	645,478
Total shareholders’ equity	986,544	1,009,858
Total liabilities and equity	1,231,442	1,381,037

Schedule of condensed statement of comprehensive Income

Condensed Statements of Comprehensive Income

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Total cost and expenses	(846)	(327)	(5,972)
Income from subsidiaries and VIEs	84,000	86,057	142,604
Income from operations	83,154	85,730	136,632
Interest expense	(4,696)	(5,415)	(8,058)
Other income and expenses	(5,949)	(574)	896
Net income	72,509	79,741	129,470
Other comprehensive income	23,379	14,340	498
Total comprehensive income	95,888	94,081	129,968

Schedule of condensed statement of cash flows

Condensed Statements of Cash Flows

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Net cash provided by operating activities	71,885	93,308	51,728
Cash flows from investing activities:
(Advances to and investments in) Repayments from subsidiaries and VIEs, and others	(12,290)	11,838	(54,809)
Net cash (used in) provided by investing activities	(12,290)	11,838	(54,809)
Cash flows from financing activities:
Issuance of ordinary shares	11	843	10
Advances from subsidiaries	15,296	6,195	73,526
Repurchase of ordinary shares	(74,746)	(88,745)	(86,662)
Dividend distribution	—	(17,946)	(29,077)
Repayment of unsecured senior notes	—	(5,013)	(16,220)
Repayment of bank borrowings	—	—	(6,067)
Proceeds from unsecured senior notes, net of debt issuance cost	—	—	35,979
Proceeds from convertible unsecured senior notes, net of debt issuance cost	—	—	35,665
Payments for capped call transactions	—	—	(4,612)
Net cash (used in) provided by financing activities	(59,439)	(104,666)	2,542
Effect of exchange rate changes on cash and cash equivalents	33	58	43
Increase (Decrease) in cash and cash equivalents	189	538	(496)
Cash and cash equivalents at the beginning of the year	387	576	1,114
Cash and cash equivalents at the end of the year	576	1,114	618